Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Feb. 28, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Mar. 01, 2013
Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund | Dreyfus BASIC S&P 500 Stock Index Fund
Risk/Return:
Trading Symbol	DSPIX
Dreyfus Bond Market Index Fund | Dreyfus Bond Market Index Fund | BASIC Shares
Risk/Return:
Trading Symbol	DBIRX
Dreyfus Bond Market Index Fund | Dreyfus Bond Market Index Fund | Investor Shares
Risk/Return:
Trading Symbol	DBMIX
Dreyus Disciplined Stock Fund | Dreyus Disciplined Stock Fund | Dreyus Disciplined Stock Fund
Risk/Return:
Trading Symbol	DDSTX
Dreyfus Money Market Reserves | Dreyfus Money Market Reserves | Class R
Risk/Return:
Trading Symbol	DPOXX
Dreyfus Money Market Reserves | Dreyfus Money Market Reserves | Investor Shares
Risk/Return:
Trading Symbol	DPIXX
Dreyfus U.S. Treasury Reserves | Dreyfus U.S. Treasury Reserves | Class R
Risk/Return:
Trading Symbol	DUTXX
Dreyfus U.S. Treasury Reserves | Dreyfus U.S. Treasury Reserves | Investor Shares
Risk/Return:
Trading Symbol	DUIXX
Dreyfus AMT-Free Municipal Reserves | Dreyfus AMT-Free Municipal Reserves | Class R
Risk/Return:
Trading Symbol	DTMXX
Dreyfus AMT-Free Municipal Reserves | Dreyfus AMT-Free Municipal Reserves | Investor Shares
Risk/Return:
Trading Symbol	DLTXX
Dreyfus AMT-Free Municipal Reserves | Dreyfus AMT-Free Municipal Reserves | Class B
Risk/Return:
Trading Symbol	DMBXX
Dreyfus AMT-Free Municipal Reserves | Dreyfus AMT-Free Municipal Reserves | BASIC Shares
Risk/Return:
Trading Symbol	DLRXX
Dreyfus Opportunistic Fixed Income Fund | Dreyfus Opportunistic Fixed Income Fund | Class A
Risk/Return:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Dreyfus Opportunistic Fixed Income Fund | Class C
Risk/Return:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Dreyfus Opportunistic Fixed Income Fund | Class I
Risk/Return:
Trading Symbol	DSTRX
Dreyfus Tax Managed Growth Fund | Dreyfus Tax Managed Growth Fund | Class A
Risk/Return:
Trading Symbol	DTMGX
Dreyfus Tax Managed Growth Fund | Dreyfus Tax Managed Growth Fund | Class C
Risk/Return:
Trading Symbol	DPTAX
Dreyfus Tax Managed Growth Fund | Dreyfus Tax Managed Growth Fund | Class I
Risk/Return:
Trading Symbol	DPTRX